Average Annual Total Returns - Parnassus Fixed Income Fund	May 01, 2021
BloombergBarclays [Member]
Average Annual Return:
1 Year	7.51%
5 Years	4.43%
10 Years	3.84%
LipperCoreBondFundsAverage [Member]
Average Annual Return:
1 Year	8.24%
5 Years	4.58%
10 Years	3.90%
Investor Shares
Average Annual Return:
1 Year	7.91%
5 Years	4.32%
10 Years	3.31%
Investor Shares | After Taxes on Distributions
Average Annual Return:
1 Year	7.06%
5 Years	3.32%
10 Years	2.48%
Investor Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.76%
5 Years	2.89%
10 Years	2.33%
Institutional Shares
Average Annual Return:
1 Year	8.19%
5 Years	4.54%
10 Years	3.43%
Inception Date	Apr. 30, 2015